Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total cash and cash equivalents and restricted cash	$ 62.5	$ 102.6	$ 118.5	$ 46.0
Total current assets	516.6	409.9
Total non-current assets	2,903.0	2,670.2
Total assets	3,419.6	3,080.1
Total current liabilities	409.6	360.4
Total non-current liabilities	2,016.7	1,735.7
Equity	993.3	984.0	$ 897.8	$ 889.9
Total liabilities and equity	3,419.6	3,080.1
Perfomex
Schedule of Equity Method Investments [Line Items]
Total cash and cash equivalents and restricted cash	5.0	11.4
Total current assets	192.3	271.4
Total non-current assets	18.8	12.3
Total assets	211.1	283.7
Total current liabilities	192.9	257.2
Total non-current liabilities	0.0	8.3
Equity	18.2	18.2
Total liabilities and equity	211.1	283.7
Restricted cash	2.1
Perfomex II
Schedule of Equity Method Investments [Line Items]
Total cash and cash equivalents and restricted cash	0.0	0.5
Total current assets	16.2	35.1
Total non-current assets	2.1	2.1
Total assets	18.3	37.2
Total current liabilities	7.5	23.8
Total non-current liabilities	0.0	0.2
Equity	10.8	13.2
Total liabilities and equity	$ 18.3	$ 37.2